LOANS HELD FOR INVESTMENT, NET (Details 4) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Other real estate (ORE)	$ 501,558	$ 306,000	$ 820,000	$ 1,286,854
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Other real estate (ORE)		$ 306,000	$ 820,000
One- to four-family residential real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Other real estate (ORE)
Loan Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	1,352,595	$ 1,844,059	$ 814,684
Other real estate (ORE)	501,558	306,000	820,000
Total nonperforming assets	$ 1,854,153	$ 2,150,059	$ 1,634,684
Nonperforming assets to gross loans held for investment and ORE	0.94%	1.10%	0.92%
Nonperforming assets to total assets	0.67%	0.79%	0.66%
Loan Receivable | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans			$ 616,605
Other real estate (ORE)			820,000
Loan Receivable | One- to four-family residential real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	$ 1,048,451	$ 1,489,851	$ 181,284
Other real estate (ORE)
Loan Receivable | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	$ 304,144	$ 354,208	$ 16,795
Loan Receivable | Consumer and other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans